First Trust Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 75.7%
	APPLICATIONS SOFTWARE — 2.5%
836,095	CDK Global, Inc.[1]	$45,792,923
	AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 1.4%
703,014	Meritor, Inc.*	25,540,499
	BUILDING PRODUCTS-DOORS/WINDOWS — 1.4%
997,088	Cornerstone Building Brands, Inc.*	24,418,685
	COMMERCIAL BANKS-CENTRAL US — 3.9%
1,991,137	Flagstar Bancorp, Inc.[1]	70,585,807
	COMMERCIAL BANKS-SOUTHERN US — 0.0%
2,600	First Horizon Corp.	56,836
	COMMERCIAL SERVICES — 1.5%
1,201,192	Nielsen Holdings PLC	27,891,678
	ENTERPRISE SOFTWARE/SERVICE — 2.6%
7,262	ManTech International Corp.	693,158
727,524	Sailpoint Technologies Holding, Inc.*,1	45,601,204
		46,294,362
	ENTERTAINMENT SOFTWARE — 0.0%
1	Take-Two Interactive Software, Inc.*,1	138
	INVESTMENT MANAGEMENT/ADVISORY SERVICES — 0.0%
—[2]	Raymond James Financial, Inc.	22
	MEDICAL-BIOMEDICAL/GENERICS — 1.2%
881	Sierra Oncology, Inc.*	48,446
290,507	Turning Point Therapeutics, Inc.*	21,860,652
		21,909,098
	OIL REFINING & MARKETING — 0.1%
118,181	Sprague Resources LP	2,243,075
	REITS-APARTMENTS — 4.5%
1,265,754	American Campus Communities, Inc.[1]	81,603,160
	REITS-DIVERSIFIED — 1.6%
158,775	PS Business Parks, Inc.	29,714,741
	REITS-SHOPPING CENTERS — 1.1%
665,226	Cedar Realty Trust, Inc.	19,151,857

First Trust Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS — 53.9%
195,867	10X Capital Venture Acquisition Corp. II - Class A*	$1,935,166
1,000,031	26 Capital Acquisition Corp.*	9,810,304
35,042	5:01 Acquisition Corp. - Class A*	346,916
3,200	7 Acquisition Corp. - Class A*	31,840
171,192	7GC & Co. Holdings, Inc. - Class A*	1,681,105
69,180	ABG Acquisition Corp. I - Class A*	677,272
143,531	Accelerate Acquisition Corp. - Class A*	1,400,863
376,574	Accretion Acquisition Corp.*	3,697,957
830	ACE Convergence Acquisition Corp. - Class A*	8,425
269,544	Achari Ventures Holdings Corp. I*	2,692,745
321,806	Adara Acquisition Corp. - Class A*	3,182,661
513,530	Adit EdTech Acquisition Corp.*	5,053,135
774,632	AEA-Bridges Impact Corp. - Class A*	7,684,349
452,446	Aequi Acquisition Corp. - Class A*	4,470,166
556,574	Aesther Healthcare Acquisition Corp. - Class A*	5,649,226
582,800	Aetherium Acquisition Corp. - Class A*	5,775,548
74,155	African Gold Acquisition Corp. - Class A*	725,977
6,600	Agile Growth Corp. - Class A*	64,812
5,730	Ahren Acquisition Corp. - Class A*	56,870
694,608	Alpha Capital Acquisition Co. - Class A*	6,862,727
20,633	ALSP Orchid Acquisition Corp. I - Class A*	205,917
1,800	AltEnergy Acquisition Corp. - Class A*	17,964
1,049,725	Altimeter Growth Corp. II - Class A*	10,350,288
62,100	Anzu Special Acquisition Corp. I - Class A*	608,580
900	Apeiron Capital Investment Corp. - Class A*	8,982
256,028	Apollo Strategic Growth Capital II - Class A*	2,516,755
3,600	APx Acquisition Corp. I - Class A*	36,000
212,818	Arbor Rapha Capital Bioholdings Corp. I - Class A*	2,134,565
191,357	ArcLight Clean Transition Corp. II - Class A*	1,904,002
2,796	Arctos NorthStar Acquisition Corp. - Class A*	27,457
100,000	Arena Fortify Acquisition Corp. - Class A*	1,004,000
13,070	Ares Acquisition Corp. - Class A*	128,478
1,520	Argus Capital Corp. - Class A*	15,200
233,669	Armada Acquisition Corp. I*	2,301,640
109,925	Arogo Capital Acquisition Corp. - Class A*	1,093,754
57,941	Arrowroot Acquisition Corp. - Class A*	565,504
4,000	ARYA Sciences Acquisition Corp. IV - Class A*	39,240
158,000	ARYA Sciences Acquisition Corp. V - Class A*	1,535,760
192,109	Ascendant Digital Acquisition Corp. III - Class A*	1,923,011
20,658	Astrea Acquisition Corp. - Class A*	201,829
1,078,165	Athena Consumer Acquisition Corp. - Class A*	10,803,213

First Trust Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
566,958	Athlon Acquisition Corp. - Class A*	$5,584,536
314,379	Atlantic Avenue Acquisition Corp. - Class A*	3,117,068
6,857	Atlantic Coastal Acquisition Corp. - Class A*	67,061
149,632	Atlantic Coastal Acquisition Corp. II - Class A*	1,485,846
59,435	Ault Disruptive Technologies Corp.*	595,539
970,391	Aurora Acquisition Corp. - Class A*	9,509,832
26,516	Aurora Technology Acquisition Corp. - Class A*	262,774
825,851	Austerlitz Acquisition Corp. I - Class A*	8,052,047
1,012,771	Austerlitz Acquisition Corp. II - Class A*	9,874,517
90,000	Authentic Equity Acquisition Corp. - Class A*	886,500
641,227	Avalon Acquisition, Inc. - Class A*	6,405,858
281,865	Avanti Acquisition Corp. - Class A*	2,793,282
35,419	Avista Public Acquisition Corp. II - Class A*	357,732
2,600	AXIOS Sustainable Growth Acquisition Corp. - Class A*	25,948
607,819	B Riley Principal 150 Merger Corp. - Class A*	6,053,877
153,565	B Riley Principal 250 Merger Corp. - Class A*	1,497,259
343,174	Banner Acquisition Corp. - Class A*	3,390,559
940,000	Banyan Acquisition Corp. - Class A*	9,362,400
300,000	Battery Future Acquisition Corp. - Class A*	2,982,000
191,272	BCLS Acquisition Corp. - Class A*	1,893,593
2,100	Belong Acquisition Corp. - Class A*	20,601
294,566	Benessere Capital Acquisition Corp. - Class A*	3,042,867
244,779	Berenson Acquisition Corp. I - Class A*	2,389,043
1,038,690	Better World Acquisition Corp.*	10,729,668
90,136	Big Sky Growth Partners, Inc. - Class A*	877,925
90,000	BioPlus Acquisition Corp. - Class A*	904,500
18,377	Biotech Acquisition Co. - Class A*	181,932
481	Bite Acquisition Corp.*	4,719
150,000	Black Mountain Acquisition Corp. - Class A*	1,492,500
11,903	Black Spade Acquisition Co. - Class A*	115,340
385,890	Blockchain Moon Acquisition Corp.*	3,816,452
23,463	Blue Ocean Acquisition Corp. - Class A*	234,630
17,539	Blue Safari Group Acquisition Corp. - Class A*	177,495
162,054	BlueRiver Acquisition Corp. - Class A*	1,592,991
800,753	BOA Acquisition Corp. - Class A*	7,839,372
887,287	Bridgetown Holdings Ltd. - Class A*	8,801,887
247	Broad Capital Acquisition Corp.*	2,447
104,300	Broadscale Acquisition Corp. - Class A*	1,024,226
500	Build Acquisition Corp. - Class A*	4,875
6	BurTech Acquisition Corp. - Class A*	60
30,195	C5 Acquisition Corp. - Class A*	301,648

First Trust Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
82,786	Cactus Acquisition Corp. I Ltd. - Class A*	$823,721
908,400	Canna-Global Acquisition Corp. - Class A*	9,084,000
250,445	Carney Technology Acquisition Corp. II - Class A*	2,471,892
941,469	Cartesian Growth Corp. - Class A*	9,254,640
180,000	Cartica Acquisition Corp. - Class A*	1,803,600
354	Cascadia Acquisition Corp. - Class A*	3,462
6,158	Catcha Investment Corp. - Class A*	60,472
344,162	CC Neuberger Principal Holdings II - Class A*	3,438,178
187,642	CF Acquisition Corp. IV - Class A*	1,846,397
517,754	CF Acquisition Corp. VII - Class A*	5,146,475
159,542	CF Acquisition Corp. VIII - Class A*	1,612,970
601,461	Churchill Capital Corp. V - Class A*	5,912,362
64,171	Churchill Capital Corp. VI - Class A*	628,234
982,110	Churchill Capital Corp. VII - Class A*	9,595,215
820,500	CHW Acquisition Corp.*	8,122,950
158,136	Clarim Acquisition Corp. - Class A*	1,552,896
864,747	Class Acceleration Corp.*	8,491,816
32,394	Climate Real Impact Solutions II Acquisition Corp. - Class A*	318,433
18,800	Cohn Robbins Holdings Corp. - Class A*	186,872
517,018	Colicity, Inc. - Class A*	5,071,947
3,000	Coliseum Acquisition Corp. - Class A*	29,190
2,800	Colombier Acquisition Corp. - Class A*	27,160
82,310	Colonnade Acquisition Corp. II - Class A*	805,815
927,848	Compute Health Acquisition Corp. - Class A*	9,102,189
166,638	Concord Acquisition Corp. - Class A*	1,659,714
84,084	Concord Acquisition Corp. II - Class A*	811,411
703,814	Concord Acquisition Corp. III - Class A*	6,981,835
478,000	Constellation Acquisition Corp. I - Class A*	4,698,740
30,959	Conx Corp. - Class A*	305,875
254,819	Corner Growth Acquisition Corp. - Class A*	2,512,515
87,893	COVA Acquisition Corp. - Class A*	863,988
2,200	Crescera Capital Acquisition Corp. - Class A*	22,066
181,050	Crixus BH3 Acquisition Co. - Class A*	1,781,532
127,239	Crown PropTech Acquisitions - Class A*	1,253,304
516,731	Crucible Acquisition Corp. - Class A*	5,084,633
13,339	D & Z Media Acquisition Corp. - Class A*	130,856
6,132	Deep Lake Capital Acquisition Corp.*	60,400
308,031	Deep Medicine Acquisition Corp. - Class A*	3,071,069
14,400	DHC Acquisition Corp. - Class A*	141,120
740,577	Digital Health Acquisition Corp.*	7,427,987
407,367	Direct Selling Acquisition Corp. - Class A*	4,081,817

First Trust Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
267	Disruptive Acquisition Corp. I - Class A*	$2,611
6,862	dMY Technology Group, Inc. VI - Class A*	67,110
14,600	DP Cap Acquisition Corp. I - Class A*	145,270
250,880	DPCM Capital, Inc. - Class A*	2,486,221
142,611	Dragoneer Growth Opportunities Corp. III - Class A*	1,393,309
461,457	DTRT Health Acquisition Corp. - Class A*	4,637,643
338,835	E.Merge Technology Acquisition Corp. - Class A*	3,391,738
287,198	East Resources Acquisition Co. - Class A*	2,866,236
92,953	Edify Acquisition Corp. - Class A*	912,798
993,132	EG Acquisition Corp. - Class A*	9,668,140
336,880	Emerging Markets Horizon Corp. - Class A*	3,338,481
588,695	Empowerment & Inclusion Capital I Corp. - Class A*	5,792,759
793,340	Enterprise 4.0 Technology Acquisition Corp. - Class A*	7,957,200
163,319	Epiphany Technology Acquisition Corp. - Class A*	1,603,793
395,075	EQ Health Acquisition Corp. - Class A*	3,883,587
525,861	Equity Distribution Acquisition Corp. - Class A*	5,224,429
176,000	ESGEN Acquisition Corp. - Class A*	1,768,800
167,525	Eucrates Biomedical Acquisition Corp.*	1,658,497
8,600	European Biotech Acquisition Corp. - Class A*	84,108
300,000	EVe Mobility Acquisition Corp. - Class A*	2,973,000
23,360	Everest Consolidator Acquisition Corp. - Class A*	233,133
52,540	Evo Acquisition Corp. - Class A*	513,316
300,000	ExcelFin Acquisition Corp. - Class A*	3,001,500
669,285	Executive Network Partnering Corp. - Class A*	6,686,157
1,036,619	Far Peak Acquisition Corp. - Class A*	10,179,599
14,535	Fast Acquisition Corp. - Class A*	147,240
311,313	FAST Acquisition Corp. II - Class A*	3,038,415
150,000	Fat Projects Acquisition Corp. - Class A*	1,485,000
50,000	Figure Acquisition Corp. I - Class A*	489,500
182	Finnovate Acquisition Corp. - Class A*	1,809
400,300	FinServ Acquisition Corp. II - Class A*	3,922,940
547,844	Fintech Acquisition Corp. V - Class A*	5,396,263
316,333	FinTech Acquisition Corp. VI - Class A*	3,115,880
1	Fintech Ecosystem Development Corp. - Class A*	10
327,882	First Reserve Sustainable Growth Corp. - Class A*	3,203,407
53,228	Flame Acquisition Corp. - Class A*	521,102
409,643	Focus Impact Acquisition Corp. - Class A*	4,059,562
38,916	Fortistar Sustainable Solutions Corp. - Class A*	381,766
307,200	Fortress Capital Acquisition Corp. - Class A*	3,025,920
76,733	Fortress Value Acquisition Corp. IV - Class A*	749,681
413,001	Forum Merger IV Corp. - Class A*	4,035,020

First Trust Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
445,547	Founder SPAC - Class A*	$4,482,203
123,744	Frazier Lifesciences Acquisition Corp. - Class A*	1,222,591
151,348	Frontier Acquisition Corp. - Class A*	1,483,210
633,447	FTAC Athena Acquisition Corp. - Class A*	6,214,115
207,659	FTAC Hera Acquisition Corp. - Class A*	2,035,058
141,963	FTAC Zeus Acquisition Corp. - Class A*	1,404,014
285,016	Fusion Acquisition Corp. II - Class A*	2,796,007
350,401	Future Health ESG Corp.*	3,461,962
4,592	FutureTech II Acquisition Corp. - Class A*	46,012
272,635	G&P Acquisition Corp. - Class A*	2,709,992
249,400	Galata Acquisition Corp. - Class A*	2,464,072
68,302	Games & Esports Experience Acquisition Corp. - Class A*	683,703
321	Gaming & Hospitality Acquisition Corp. - Class A*	3,139
1,200	Genesis Growth Tech Acquisition Corp. - Class A*	12,036
183,940	GigCapital5, Inc.*	1,852,276
25,031	Gladstone Acquisition Corp. - Class A*	252,062
390,402	Global Consumer Acquisition Corp.*	3,935,252
10,500	Global Partner Acquisition Corp. II - Class A*	103,530
900	Globalink Investment, Inc.*	8,919
156,172	GO Acquisition Corp.*	1,558,597
9,325	Goal Acquisitions Corp.*	91,385
98	Golden Arrow Merger Corp. - Class A*	958
208,851	Golden Falcon Acquisition Corp. - Class A*	2,057,182
8,554	Good Works II Acquisition Corp.*	84,856
163,200	Gores Holdings VII, Inc. - Class A*	1,596,096
29,795	Gores Technology Partners II, Inc. - Class A*	291,693
1,800	Gores Technology Partners, Inc. - Class A*	17,622
15,811	Group Nine Acquisition Corp. - Class A*	155,501
189,751	GX Acquisition Corp. II - Class A*	1,857,662
196,916	Hamilton Lane Alliance Holdings I, Inc. - Class A*	1,933,715
2,253	Hawks Acquisition Corp. - Class A*	21,989
244,535	Health Assurance Acquisition Corp. - Class A*	2,416,006
239,992	Healthcare Services Acquisition Corp. - Class A*	2,361,521
200	Heartland Media Acquisition Corp. - Class A*	1,990
459,179	Hennessy Capital Investment Corp. V - Class A*	4,509,138
37,500	HH&L Acquisition Co. - Class A*	368,250
424,527	HIG Acquisition Corp. - Class A*	4,202,860
157,724	Highland Transcend Partners I Corp. - Class A*	1,555,159
493,871	Horizon Acquisition Corp. II - Class A*	4,894,262
26,491	Hudson Executive Investment Corp. II - Class A*	260,671
441,707	Hudson Executive Investment Corp. III - Class A*	4,328,729

First Trust Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
229,021	HumanCo Acquisition Corp. - Class A*	$2,255,857
34,487	Iconic Sports Acquisition Corp. - Class A*	344,870
344,556	IG Acquisition Corp. - Class A*	3,411,104
139,999	Inception Growth Acquisition Ltd.*	1,381,790
2,971	Industrial Human Capital, Inc.*	29,799
1,000	Industrial Tech Acquisitions II, Inc. - Class A*	9,940
825	Infinite Acquisition Corp. - Class A*	8,151
410,500	INSU Acquisition Corp. III - Class A*	4,043,425
5	Integral Acquisition Corp. I - Class A*	50
50,600	Integrated Rail and Resources Acquisition Corp. - Class A*	503,470
50,000	Integrated Wellness Acquisition Corp. - Class A*	498,500
306,352	Intelligent Medicine Acquisition Corp. - Class A*	3,069,647
760,205	InterPrivate III Financial Partners, Inc. - Class A*	7,450,009
327	InterPrivate IV InfraTech Partners, Inc. - Class A*	3,205
81,920	Investcorp Europe Acquisition Corp. I - Class A*	820,838
369,534	Isleworth Healthcare Acquisition Corp.*	3,680,559
2,859	Itiquira Acquisition Corp. - Class A*	28,133
100	Jackson Acquisition Co. - Class A*	984
111,776	Jaws Juggernaut Acquisition Corp. - Class A*	1,089,816
35,900	Jaws Mustang Acquisition Corp. - Class A*	352,897
237,118	Jiya Acquisition Corp. - Class A*	2,340,355
21,224	JOFF Fintech Acquisition Corp. - Class A*	207,995
732,935	Juniper II Corp. - Class A*	7,278,045
72,200	Jupiter Acquisition Corp. - Class A*	696,730
400	Jupiter Wellness Acquisition Corp. - Class A*	3,976
300	Kadem Sustainable Impact Corp. - Class A*	2,934
24,998	Kairos Acquisition Corp. - Class A*	246,480
3,600	Kernel Group Holdings, Inc. - Class A*	35,352
268,228	Khosla Ventures Acquisition Co. III - Class A*	2,612,541
149,004	Kismet Acquisition II Corp. - Class A*	1,464,709
92,474	Kismet Acquisition III Corp. - Class A*	903,471
50,000	KKR Acquisition Holdings I Corp. - Class A*	489,500
25,144	KL Acquisition Corp. - Class A*	247,417
1,199	KnightSwan Acquisition Corp. - Class A*	12,014
2,600	Landcadia Holdings IV, Inc. - Class A*	25,454
159,340	Lazard Growth Acquisition Corp. I*	1,558,345
549,945	Learn CW Investment Corp. - Class A*	5,466,453
121,198	Lefteris Acquisition Corp. - Class A*	1,201,072
911,976	Legato Merger Corp. II*	9,046,802
12,500	Leo Holdings Corp. II - Class A*	123,250
457,456	Lerer Hippeau Acquisition Corp. - Class A*	4,473,920

First Trust Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
600	Levere Holdings Corp. - Class A*	$5,868
659,000	LF Capital Acquisition Corp. II - Class A*	6,583,410
97,250	Liberty Resources Acquisition Corp. - Class A*	974,445
67,500	LightJump Acquisition Corp.*	674,325
66,315	Lionheart III Corp. - Class A*	663,150
50,000	Live Oak Mobility Acquisition Corp. - Class A*	490,000
45,419	LMF Acquisition Opportunities, Inc. - Class A*	461,457
237,400	Logistics Innovation Technologies Corp. - Class A*	2,307,528
695,501	Longview Acquisition Corp. II - Class A*	6,795,045
356,794	Lux Health Tech Acquisition Corp. - Class A*	3,528,693
738,809	M3-Brigade Acquisition II Corp. - Class A*	7,247,716
558,053	M3-Brigade Acquisition III Corp. - Class A*	5,563,788
27,119	Macondray Capital Acquisition Corp. I - Class A*	269,834
3,006	Marblegate Acquisition Corp. - Class A*	29,699
33,139	Marlin Technology Corp. - Class A*	328,076
985,728	Mason Industrial Technology, Inc. - Class A*	9,640,420
116,076	Maxpro Capital Acquisition Corp. - Class A*	1,165,403
687,685	McLaren Technology Acquisition Corp. - Class A*	6,883,727
722,436	MDH Acquisition Corp. - Class A*	7,101,546
62,053	MedTech Acquisition Corp. - Class A*	610,602
113,065	Mercury Ecommerce Acquisition Corp. - Class A*	1,118,213
8,000	Mission Advancement Corp. - Class A*	78,240
65,165	Monterey Bio Acquisition Corp.*	652,302
432,385	Monument Circle Acquisition Corp. - Class A*	4,246,021
48,881	Moringa Acquisition Corp. - Class A*	480,011
153,974	Motive Capital Corp II - Class A*	1,522,803
278,648	Mudrick Capital Acquisition Corp. - Class A*	2,808,772
4,583	Murphy Canyon Acquisition Corp. - Class A*	45,967
259,798	Nabors Energy Transition Corp. - Class A*	2,597,980
247,343	Natural Order Acquisition Corp.*	2,443,749
612	New Vista Acquisition Corp. - Class A*	6,010
14,940	Newbury Street Acquisition Corp.*	145,814
400,000	Newcourt Acquisition Corp. - Class A*	4,020,000
150,500	NewHold Investment Corp. - Class A*	1,485,435
32,925	NightDragon Acquisition Corp. - Class A*	320,690
61,546	Noble Rock Acquisition Corp. - Class A*	604,382
424,964	North Atlantic Acquisition Corp. - Class A*	4,249,640
131,891	North Mountain Merger Corp. - Class A*	1,309,678
130,000	Northern Star Investment Corp III - Class A*	1,274,000
635,954	Northern Star Investment Corp. II - Class A*	6,245,068
377,200	Nubia Brand International Corp. - Class A*	3,760,684

First Trust Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
45,900	Omega Alpha SPAC - Class A*	$452,115
582,218	OmniLit Acquisition Corp. - Class A*	5,816,358
571,985	One Equity Partners Open Water I Corp. - Class A*	5,616,893
211,800	Onyx Acquisition Co. I - Class A*	2,120,118
890	OPY Acquisition Corp. I - Class A*	8,758
34,300	Orion Acquisition Corp. - Class A*	336,140
175,000	Orion Biotech Opportunities Corp. - Class A*	1,704,500
800	Osiris Acquisition Corp. - Class A*	7,792
145,800	Oxbridge Acquisition Corp. - Class A*	1,462,374
232	Oxus Acquisition Corp. - Class A*	2,318
47,381	Oyster Enterprises Acquisition Corp. - Class A*	464,808
207	Panacea Acquisition Corp. II - Class A*	2,020
16,066	Papaya Growth Opportunity Corp. I - Class A*	160,499
660,680	Parabellum Acquisition Corp. - Class A*	6,501,091
385,000	Patria Latin American Opportunity Acquisition Corp. - Class A*	3,861,550
28,063	Pearl Holdings Acquisition Corp. - Class A*	281,753
76,042	Pegasus Digital Mobility Acquisition Corp. - Class A*	753,576
4,000	PepperLime Health Acquisition Corp. - Class A*	39,880
452,700	Perception Capital Corp. II - Class A*	4,545,108
45,000	Peridot Acquisition Corp. II - Class A*	441,450
354,255	Periphas Capital Partnering Corp. - Class A*	8,693,418
385,000	Pershing Square Tontine Holdings Ltd. - Class A*	7,688,450
342,600	Phoenix Biotech Acquisition Corp. - Class A*	3,436,278
462,075	Pine Island Acquisition Corp. - Class A*	4,560,680
107	Pine Technology Acquisition Corp. - Class A*	1,045
14,024	Pioneer Merger Corp. - Class A*	138,136
610,712	Pivotal Investment Corp. III - Class A*	5,991,085
120,787	Plum Acquisition Corp. I - Class A*	1,183,713
270,185	PMV Consumer Acquisition Corp.*	2,680,235
463,725	Pontem Corp. - Class A*	4,567,691
221,953	Population Health Investment Co., Inc. - Class A*	2,195,115
58,817	Portage Fintech Acquisition Corp. - Class A*	570,525
25,803	Powered Brands - Class A*	254,418
655,052	PowerUp Acquisition Corp. - Class A*	6,537,419
344,179	Prime Impact Acquisition I - Class A*	3,441,790
240,201	Priveterra Acquisition Corp. - Class A*	2,353,970
1,054	Progress Acquisition Corp. - Class A*	10,435
1,600	PROOF Acquisition Corp. I - Class A*	15,824
538,026	PropTech Investment Corp. II - Class A*	5,310,317
172,779	Prospector Capital Corp. - Class A*	1,701,873
15,169	PWP Forward Acquisition Corp. I - Class A*	148,049

First Trust Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
95,000	Pyrophyte Acquisition Corp. - Class A*	$950,000
1,009,101	Quantum FinTech Acquisition Corp.*	9,919,463
5,299	Recharge Acquisition Corp. - Class A*	53,043
15,100	RedBall Acquisition Corp. - Class A*	150,396
348,255	Relativity Acquisition Corp. - Class A*	3,506,928
168,936	Research Alliance Corp. II - Class A*	1,655,573
141,594	Revolution Healthcare Acquisition Corp. - Class A*	1,381,957
613,000	RF Acquisition Corp. - Class A*	6,044,180
4,950	Ribbit LEAP Ltd.*	49,055
31,250	Rigel Resource Acquisition Corp. - Class A*	310,625
204,800	RMG Acquisition Corp. III - Class A*	2,015,232
1,689	ROC Energy Acquisition Corp.*	16,822
50,000	Rocket Internet Growth Opportunities Corp. - Class A*	489,000
150,000	Rose Hill Acquisition Corp. - Class A*	1,501,500
63,113	Rosecliff Acquisition Corp. I - Class A*	619,139
20,115	Roth CH Acquisition IV Co.*	200,144
3,453	Roth CH Acquisition V Co.*	34,495
93,690	RXR Acquisition Corp. - Class A*	917,225
600	Sagaliam Acquisition Corp. - Class A*	5,934
175,000	Sanaby Health Acquisition Corp. I - Class A*	1,755,250
289,982	Sandbridge X2 Corp. - Class A*	2,827,324
202,417	Sarissa Capital Acquisition Corp. - Class A*	2,001,904
10,028	Science Strategic Acquisition Corp. Alpha - Class A*	98,375
306,157	ScION Tech Growth I - Class A*	3,024,831
50,000	ScION Tech Growth II - Class A*	490,000
2,200	SCP & CO. Healthcare Acquisition Co. - Class A*	21,538
15,907	SCVX Corp. - Class A*	158,752
496,232	Seaport Calibre Materials Acquisition Corp. - Class A*	4,932,546
858,438	Seaport Global Acquisition II Corp. - Class A*	8,575,796
362,652	Senior Connect Acquisition Corp. I - Class A*	3,572,122
360	Sierra Lake Acquisition Corp. - Class A*	3,575
7,499	Signal Hill Acquisition Corp. - Class A*	74,240
209,678	Silver Crest Acquisition Corp. - Class A*	2,067,425
300,404	Silver Spike Acquisition Corp. II - Class A*	2,942,457
112,052	Simon Property Group Acquisition Holdings, Inc. - Class A*	1,098,110
203,200	Sizzle Acquisition Corp.*	2,029,968
200	Skydeck Acquisition Corp. - Class A*	1,948
251,248	Slam Corp. - Class A*	2,464,743
150,020	Soar Technology Acquisition Corp. - Class A*	1,525,703
718,480	Social Capital Hedosophia Holdings Corp. IV - Class A*	7,134,506
1,520,046	Social Capital Hedosophia Holdings Corp. VI - Class A*	15,094,057

First Trust Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
818,987	Social Capital Suvretta Holdings Corp. I - Class A*	$8,099,781
290,213	Social Capital Suvretta Holdings Corp. III - Class A*	2,902,130
560,850	Social Leverage Acquisition Corp. I - Class A*	5,513,155
255,765	Software Acquisition Group, Inc. III - Class A*	2,557,650
2,997	Southport Acquisition Corp. - Class A*	29,730
17,900	Spindletop Health Acquisition Corp. - Class A*	178,463
431,002	Sports Ventures Acquisition Corp. - Class A*	4,245,370
501,951	SportsMap Tech Acquisition Corp.*	4,994,412
587	SportsTek Acquisition Corp. - Class A*	5,741
1,435	Spree Acquisition Corp. I Ltd. - Class A*	14,321
1,742	Springwater Special Situations Corp.*	17,211
76,746	StoneBridge Acquisition Corp. - Class A*	764,390
1,007	Stratim Cloud Acquisition Corp. - Class A*	9,838
10,000	Summit Healthcare Acquisition Corp. - Class A*	97,300
101,000	Sustainable Development Acquisition I Corp. - Class A*	990,810
450,388	SVF Investment Corp. - Class A*	4,440,826
779,026	Tailwind Acquisition Corp. - Class A*	7,751,309
150,000	Target Global Acquisition I Corp. - Class A*	1,486,500
2,251	Tastemaker Acquisition Corp. - Class A*	22,330
271,391	TCV Acquisition Corp. - Class A*	2,646,062
120,810	TCW Special Purpose Acquisition Corp. - Class A*	1,177,897
425,716	Tech and Energy Transition Corp. - Class A*	4,163,502
333,316	Tekkorp Digital Acquisition Corp. - Class A*	3,306,495
600	TG Venture Acquisition Corp. - Class A*	5,952
54,400	Thunder Bridge Capital Partners III, Inc. - Class A*	533,664
100,000	Thunder Bridge Capital Partners IV, Inc. - Class A*	982,000
135,820	Tiga Acquisition Corp. - Class A*	1,394,871
422,198	Tishman Speyer Innovation Corp. II - Class A*	4,133,318
450,000	TKB Critical Technologies I - Class A*	4,513,500
65,004	TLG Acquisition One Corp. - Class A*	637,039
169,750	TLGY Acquisition Corp. - Class A*	1,694,105
197,000	Trajectory Alpha Acquisition Corp. - Class A*	1,926,660
194,597	Tribe Capital Growth Corp. I - Class A*	1,903,159
248,881	Trine II Acquisition Corp. - Class A*	2,473,877
140,700	Tristar Acquisition I Corp. - Class A*	1,385,895
104,645	Turmeric Acquisition Corp. - Class A*	1,035,985
24,107	Twelve Seas Investment Co. II - Class A*	235,766
2,271	two - Class A*	22,188
16,700	TZP Strategies Acquisition Corp. - Class A*	164,328
19,537	Vahanna Tech Edge Acquisition I Corp. - Class A*	195,077
366,031	VectoIQ Acquisition Corp. II - Class A*	3,601,745

First Trust Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
464,110	Velocity Acquisition Corp. - Class A*	$4,543,637
74,430	Vickers Vantage Corp. I*	762,908
31,400	Vision Sensing Acquisition Corp. - Class A*	314,314
6,000	VMG Consumer Acquisition Corp. - Class A*	59,880
421,840	Vy Global Growth - Class A*	4,173,347
15,536	Warburg Pincus Capital Corp. I-B - Class A*	152,253
7,061	Warrior Technologies Acquisition Co. - Class A*	70,186
14,267	Western Acquisition Ventures Corp.*	142,242
278	WinVest Acquisition Corp.*	2,761
26,800	World Quantum Growth Acquisition Corp. - Class A*	266,124
420	Z-Work Acquisition Corp. - Class A*	4,129
		975,723,933
	TOTAL COMMON STOCKS
	(Cost $1,391,762,757)	1,370,926,814
	UNITS — 1.5%
	SPECIFIED PURPOSE ACQUISITIONS — 1.5%
45,000	10X Capital Venture Acquisition Corp. III*	451,607
117,323	7GC & Co. Holdings, Inc.*	1,152,112
33,120	Agile Growth Corp.*	324,907
25,000	Apeiron Capital Investment Corp.*	249,000
25,000	Arbor Rapha Capital Bioholdings Corp. I*	253,000
25,000	Arena Fortify Acquisition Corp.*	248,750
135,000	Atlantic Coastal Acquisition Corp. II*	1,344,600
100,000	Banyan Acquisition Corp.*	998,000
50,000	BioPlus Acquisition Corp.*	503,500
40,000	Blockchain Coinvestors Acquisition Corp. I*	396,000
45,000	C5 Acquisition Corp.*	449,550
20,000	Cactus Acquisition Corp. I Ltd.*	198,600
200,000	Cartesian Growth Corp. II*	1,986,000
30,000	Chain Bridge I*	299,100
138,750	Clarim Acquisition Corp.*	1,362,525
15,000	DP Cap Acquisition Corp. I*	148,950
63,432	EQ Health Acquisition Corp.*	562,642
210,000	European Biotech Acquisition Corp.*	2,043,300
50,000	Finnovate Acquisition Corp.*	503,000
75,000	Golden Arrow Merger Corp.*	732,750
45,000	HH&L Acquisition Co.*	444,150
100,000	Hunt Cos. Acquisition Corp. I*	1,010,000
90,000	InFinT Acquisition Corp.*	900,000
25,000	Innovative International Acquisition Corp.*	250,500

First Trust Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	UNITS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
50,000	Intelligent Medicine Acquisition Corp.*	$501,500
3	Jaws Juggernaut Acquisition Corp.*	29
36,000	KL Acquisition Corp.*	352,800
90,000	LF Capital Acquisition Corp. II*	898,200
112,600	Monument Circle Acquisition Corp.*	1,106,858
49,600	Papaya Growth Opportunity Corp. I*	494,512
45,000	Phoenix Biotech Acquisition Corp.*	453,150
58,500	Progress Acquisition Corp.*	577,395
100,000	Semper Paratus Acquisition Corp.*	1,002,000
25,000	Sizzle Acquisition Corp.*	250,500
13,500	Stratim Cloud Acquisition Corp.*	131,625
185,000	Tailwind International Acquisition Corp.*	1,811,150
20,000	TG Venture Acquisition Corp.*	198,800
10,000	Thrive Acquisition Corp.*	100,200
185,000	Z-Work Acquisition Corp.*	1,822,250
		26,513,512
	TOTAL UNITS
	(Cost $27,028,612)	26,513,512
	WARRANTS — 0.0%
43,093	ESGEN Acquisition Corp., Expiration Date: June 28, 2023*	7,757
8,516	Moringa Acquisition Corp., Expiration Date: February 10, 2026*	767
166,390	Newcourt Acquisition Corp., Expiration Date: April 12, 2028*	11,215
25,596	Onyx Acquisition Co. I, Expiration Date: January 7, 2023*	3,072
66,569	Perception Capital Corp. II, Expiration Date: December 31, 2028*	6,264
84,795	Sanaby Health Acquisition Corp. I, Expiration Date: July 30, 2028*	9,751
	TOTAL WARRANTS
	(Cost $0)	38,826
	SHORT-TERM INVESTMENTS — 24.1%
436,486,243	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 1.37%[3]	436,486,243
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $436,486,243)	436,486,243
	TOTAL INVESTMENTS — 101.3%
	(Cost $1,855,277,612)	1,833,965,395
	Liabilities in Excess of Other Assets — (1.3)%	(24,113,791)
	TOTAL NET ASSETS — 100.0%	$1,809,851,604

First Trust Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT — (4.3)%
	COMMON STOCKS — (4.3)%
	CHEMICALS-SPECIALTY — (0.3)%
(148,244)	GCP Applied Technologies, Inc.*	$(4,637,072)
	S & L/THRIFTS-EASTERN US — (4.0)%
(7,994,616)	New York Community Bancorp, Inc.	(72,990,844)
	TOTAL COMMON STOCKS
	(Proceeds $92,883,016)	(77,627,916)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $92,883,016)	$(77,627,916)

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.0)%
	CALL OPTIONS — (0.0)%
	Anaplan, Inc.
(126)	Exercise Price: $67.50, Notional Amount: $(850,500), Expiration Date: August 19, 2022*	—
	Bridgetown Holdings Ltd.
(644)	Exercise Price: $10.00, Notional Amount: $(644,000), Expiration Date: July 15, 2022*	(1,610)
(47)	Exercise Price: $10.00, Notional Amount: $(47,000), Expiration Date: October 21, 2022*	(118)
	Citrix Systems, Inc.
(28)	Exercise Price: $105.00, Notional Amount: $(294,000), Expiration Date: September 16, 2022*	(490)
(5)	Exercise Price: $105.00, Notional Amount: $(52,500), Expiration Date: January 20, 2023*	(163)
	DPCM Capital, Inc.
(48)	Exercise Price: $10.00, Notional Amount: $(48,000), Expiration Date: July 15, 2022*	(240)
	Horizon Acquisition Corp. II
(1,473)	Exercise Price: $10.00, Notional Amount: $(1,473,000), Expiration Date: July 15, 2022*	(3,682)
	Pine Island Acquisition Corp.
(263)	Exercise Price: $10.00, Notional Amount: $(263,000), Expiration Date: July 15, 2022*	(658)
	Sierra Oncology, Inc.
(4)	Exercise Price: $55.00, Notional Amount: $(22,000), Expiration Date: August 19, 2022*	(10)
	Social Capital Hedosophia Holdings Corp. IV
(3,111)	Exercise Price: $10.00, Notional Amount: $(3,111,000), Expiration Date: July 15, 2022*	(7,777)

First Trust Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(3,923)	Exercise Price: $10.00, Notional Amount: $(3,923,000), Expiration Date: August 19, 2022*	$(19,615)
(149)	Exercise Price: $10.00, Notional Amount: $(149,000), Expiration Date: October 21, 2022*	(1,490)
	Social Capital Hedosophia Holdings Corp. VI
(4,666)	Exercise Price: $10.00, Notional Amount: $(4,666,000), Expiration Date: July 15, 2022*	(11,665)
(4,925)	Exercise Price: $10.00, Notional Amount: $(4,925,000), Expiration Date: August 19, 2022*	(27,087)
(5,110)	Exercise Price: $10.00, Notional Amount: $(5,110,000), Expiration Date: October 21, 2022*	(66,430)
	TOTAL CALL OPTIONS
	(Proceeds $652,373)	(141,035)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $652,373)	$(141,035)

PLC — Public Limited Company
LP — Limited Partnership

* Non-income producing security.
[1] All or a portion of this security is segregated as collateral for securities sold short and written options contracts. The market value of the securities pledged as collateral was $195,157,089, which represents 10.78% of the total net assets of the Fund.
[2] Amount represents less than 0.5 shares.
[3] The rate is the annualized seven-day yield at period end.